Financial instruments - Level 3 Valuation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Changes in fair value measurement, assets [abstract]
Convertible note - Effective interest rate				9.85%
Annual interest rate on convertible notes				3.25%
Total financial assets held at fair value through profit or loss
Changes in fair value measurement, assets [abstract]
Financial assets at end of period		$ 0		$ 0
Total financial assets held at fair value through profit or loss | Capped Call Transactions
Changes in fair value measurement, assets [abstract]
Financial assets at end of period		0		0
Total financial assets held at fair value through profit or loss | Prepaid forward contract (refer to note 15)
Changes in fair value measurement, assets [abstract]
Financial assets at end of period		0		0
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at end of period		23,700		23,700
Level 3 | Total financial assets held at fair value through profit or loss
Changes in fair value measurement, assets [abstract]
Financial assets at end of period		46,417		46,417
Level 3 | Total financial assets held at fair value through profit or loss | Capped Call Transactions
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 42,900	28,300	$ 0	0
Increase (decrease) in fair value measurement, assets	(31,200)	(16,600)	(14,600)
Financial assets at end of period	28,300	11,700	28,300	11,700
Level 3 | Total financial assets held at fair value through profit or loss | Prepaid forward contract (refer to note 15)
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	73,717	56,017	0	0
Increase (decrease) in fair value measurement, assets	(39,000)	(21,300)	(17,700)
Financial assets at end of period	56,017	34,717	56,017	34,717
Financial liabilities at fair value through profit or loss | Convertible notes | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	327,000		0	0
Capital raising costs	(9,972)
Interest Expense, Liabilties	10,026
Coupon interest payable (3.25%)	(4,574)
Change in fair value of embedded derivative	0
Financial liabilities at end of period		322,480		322,480
Financial liabilities at fair value through profit or loss | Embedded Derivative | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	113,000	67,800	0	0
Capital raising costs	0
Interest Expense, Liabilties	0
Coupon interest payable (3.25%)	0
Change in fair value of embedded derivative	89,300	44,100	45,200
Financial liabilities at end of period	$ 67,800	$ 23,700	$ 67,800	$ 23,700